COMBINED AND CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Advertising and marketing revenues
Third parties	$ 129,644,000	$ 96,976,000	$ 51,049,000
Total advertising and marketing revenues	264,782,000	148,426,000	51,049,000
Other revenues	69,390,000	39,887,000	14,880,000
Total revenues	334,172,000	188,313,000	65,929,000
Costs and Expenses
Cost of revenues (including cost of revenues from related party of $3,484, nil, and nil for the year ended December 31, 2012, 2013 and 2014, respectively)	83,599,000	59,891,000	46,429,000
Sales and marketing (including sales and marketing from related parties of $nil, $878 and $11,160 for the year ended December 31, 2012, 2013 and 2014, respectively)	120,314,000	63,069,000	40,380,000
Product development	125,832,000	100,740,000	71,186,000
General and administrative	25,719,000	22,517,000	5,778,000
Total costs and expenses	355,464,000	246,217,000	163,773,000
Loss from operations	(21,292,000)	(57,904,000)	(97,844,000)
Loss from equity method investment		(1,236,000)	(1,340,000)
Remeasurement gain upon obtaining control (Note 5)		3,116,000
Interest and other income (expenses), net (including interest expense on amount due to SINA of $4,923, $6,709, and $2,838 for the year ended December 31, 2012, 2013 and 2014, respectively)	6,758,000	(2,884,000)	(4,853,000)
Change in fair value of investor option liability (Note 14)	(46,972,000)	21,064,000
Loss before income tax expenses (benefits)	(61,506,000)	(37,844,000)	(104,037,000)
Less: Income tax expenses (benefits)	1,128,000	271,000	(1,551,000)
Net loss	(62,634,000)	(38,115,000)	(102,486,000)
Less: Net income attributable to the non-controlling interests	744,000
Net loss attributable to Weibo	(63,378,000)	(38,115,000)	(102,486,000)
Other comprehensive income (loss)
Currency translation adjustments	(1,401,000)	(372,000)	18,000
Unrealized loss on available-for-sale securities	(2,067,000)
Total comprehensive loss	(66,102,000)	(38,487,000)	(102,468,000)
Less: Comprehensive loss attributable to non-controlling interests	740,000
Comprehensive loss attributable to Weibo's ordinary shareholders	(66,842,000)	(38,487,000)	(102,468,000)
Basic net loss per share attributable to Weibo's ordinary shareholders (in dollars per share)	$ (0.34)	$ (0.26)	$ (0.73)
Shares used in computing basic net loss per share attributable to Weibo's ordinary shareholders	186,878	146,820	140,831
Diluted net loss per share attributable to Weibo's ordinary shareholders (in dollars per share)	$ (0.34)	$ (0.26)	$ (0.73)
Shares used in computing diluted net loss per share attributable to Weibo's ordinary shareholders	186,878	146,820	140,831
Alibaba
Advertising and marketing revenues
Related party	107,587,000	49,135,000
Other related parties
Advertising and marketing revenues
Related party	$ 27,551,000	$ 2,315,000